ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Accounts receivable consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Trade receivables, gross	41,777,117	25,935,309
Allowance for credit losses	(1,155,120)	(250,439)
Trade receivables, net	40,621,997	25,684,870

Incentives and other government assistance receivable (Note 4.1)	26,625,156	25,312,738
Financial assets	67,247,153	50,997,608

Commodity taxes receivable	4,028,472	4,557,779
Research and development tax credits receivable	4,366,155	7,416,155
Non-financial assets	8,394,627	11,973,934
	75,641,780	62,971,542

All amounts are considered short-term. The net carrying value of trade receivables is considered a reasonable approximation of their fair value.
As of December 31, 2023, amounts owing from one customer represented 13.4% of the total trade accounts receivable (two customers represented 19.2% and 15.2%, respectively, as of December 31, 2022).
4 - ACCOUNTS RECEIVABLE (CONTINUED)
4.1 Incentives and other government assistance receivable
Incentives and other government assistance receivable consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Transport Canada Medium and Heavy-duty Zero-Emission Vehicles ("iMHZEV") Program	3,702,540	5,020,673
U.S. Environmental Protection Agency ("EPA") School Bus Program	—	3,767,713
Government of Quebec Ecocamionnage program	4,376,726	4,118,060
Ministry of Transportation of Quebec Programme d'électrification du transport scolaire ("PETS")	17,820,959	11,425,724
Other government assistance and incentives receivable	724,931	980,568
	26,625,156	25,312,738